Document and Entity Information	Feb. 26, 2025
Cover [Abstract]
Entity Registrant Name	APA Corp
Amendment Flag	false
Entity Central Index Key	0001841666
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-40144
Entity Tax Identification Number	86-1430562
Entity Address, Address Line One	2000 W Sam Houston Pkwy S
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042-3643
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false